Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments Under Operating Leases
Wilson Bank leases land for certain branch facilities and automatic teller machine locations. Future minimum rental payments required under the terms of the noncancellable leases are as follows:

Years Ending December 31,	In Thousands
2017	$244
2018	218
2019	222
2020	228
2021	163